NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 16.1%
	FIXED INCOME - 16.1%
2,000,000	iShares Broad USD High Yield Corporate Bond ETF				$ 74,580,000
13,012,091	iShares iBoxx High Yield Corporate Bond ETF(g)				1,037,323,895
1,912,965	SPDR Bloomberg High Yield Bond ETF				185,098,493
					1,297,002,388

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,223,831,601)				1,297,002,388

	OPEN-END FUNDS — 1.6%
	FIXED INCOME - 0.7%
5,577,947	Navigator Ultra Short Bond Fund, Class I(i)				56,169,927

	MIXED ALLOCATION - 0.9%
6,550,514	Navigator Tactical US Allocation Fund, Class I(i)				70,876,563

	TOTAL OPEN-END FUNDS (Cost $121,717,530)				127,046,490

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 42.3%
	AUTOMOTIVE — 5.7%
16,500,000	American Honda Finance Corporation(a)	SOFRINDX + 0.780%	5.1150	04/23/25	16,521,016
9,795,000	American Honda Finance Corporation		5.0000	05/23/25	9,806,310
57,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	5.0790	08/14/25	57,595,567
41,868,000	American Honda Finance Corporation(a)	SOFRRATE + 0.500%	4.8140	10/10/25	41,925,545
25,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.500%	4.8140	01/12/26	25,015,766
14,700,000	BMW US Capital, LLC(a),(b)	SOFRINDX + 0.800%	5.2870	08/13/26	14,782,518
6,484,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	6,480,506
31,268,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	31,270,576
5,736,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	5,710,257
39,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.9680	11/05/26	39,213,371

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	AUTOMOTIVE — 5.7% (Continued)
20,000,000	Mercedes-Benz Finance North America, LLC(a),(b)	SOFRRATE + 0.630%	4.9700	07/31/26	$ 20,025,535
30,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.7640	04/10/26	30,044,245
55,500,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.450%	4.9270	05/15/26	55,615,657
40,000,000	Toyota Motor Credit Corporation(a)	SOFRRATE + 0.470%	4.7820	01/08/27	40,032,905
43,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1850	03/20/26	43,032,550
23,688,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 1.060%	5.5390	08/14/26	23,759,234
					460,831,558
	BANKING — 11.6%
27,292,000	Bank of America Corporation(c)	TSFR3M + 0.902%	2.0150	02/13/26	27,270,154
51,335,000	Bank of America Corporation(c)	SOFRRATE + 1.330%	3.3840	04/02/26	51,219,794
39,841,000	Bank of America Corporation(c)	SOFRRATE + 1.150%	1.3190	06/19/26	39,327,643
20,000,000	Bank of America Corporation(c)	SOFRRATE + 0.960%	1.7340	07/22/27	19,132,196
14,000,000	Bank of New York Mellon(a)	SOFRRATE + 0.450%	4.8450	03/13/26	14,004,813
56,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.9400	04/30/26	56,118,862
40,000,000	Citibank NA(a)	SOFRINDX + 0.708%	5.2130	08/06/26	40,158,714
16,152,000	Citigroup, Inc.(c)	SOFRRATE + 1.528%	3.2900	03/17/26	16,120,074
14,563,000	Citigroup, Inc.(c)	SOFRRATE + 2.842%	3.1060	04/08/26	14,518,430
14,597,000	Citigroup, Inc.(c)	SOFRRATE + 1.546%	5.6100	09/29/26	14,671,408
20,000,000	Commonwealth Bank of Australia(a),(b)	SOFRRATE + 0.460%	4.9130	11/27/26	20,029,768
38,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	5.0700	08/28/26	38,124,314
24,040,000	JPMorgan Chase & Company(a)	SOFRRATE + 0.920%	5.3810	02/24/26	24,054,565
46,476,000	JPMorgan Chase & Company(c)	TSFR3M + 1.585%	2.0050	03/13/26	46,334,840
20,652,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.850%	2.0830	04/22/26	20,530,627
30,325,000	JPMorgan Chase & Company(c)	SOFRRATE + 1.320%	4.0800	04/26/26	30,272,400

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	BANKING — 11.6% (Continued)
11,415,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.320%	5.6660	04/26/26	$ 11,450,608
100,000,000	JPMorgan Chase & Company(c)	SOFRRATE + 0.800%	1.0450	11/19/26	97,147,495
51,327,000	Toronto-Dominion Bank		3.7660	06/06/25	51,204,359
42,445,000	Toronto-Dominion Bank		1.1500	06/12/25	41,941,676
50,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.7940	10/10/25	50,057,800
77,298,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	77,251,457
73,979,000	Wells Fargo & Company(c)	SOFRRATE + 1.320%	3.9080	04/25/26	73,820,350
33,281,000	Wells Fargo & Company(c)	SOFRRATE + 2.000%	2.1880	04/30/26	33,068,387
21,443,000	Wells Fargo & Company(c)	SOFRRATE + 1.560%	4.5400	08/15/26	21,417,127
					929,247,861
	BIOTECH & PHARMA — 1.5%
33,222,000	Amgen, Inc.		5.2500	03/02/25	33,244,438
14,068,000	Biogen, Inc.		4.0500	09/15/25	14,004,472
75,028,000	Royalty Pharma plc		1.2000	09/02/25	73,473,259
					120,722,169
	CABLE & SATELLITE — 0.2%
1,200,000	Cequel Communications Holdings I, LLC / Cequel(b)		7.5000	04/01/28	888,000
16,008,000	Charter Communications Operating, LLC / Charter		4.9080	07/23/25	15,997,556
					16,885,556
	CHEMICALS — 1.0%
57,962,000	DuPont de Nemours, Inc.		4.4930	11/15/25	57,839,473
22,665,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	22,116,487
					79,955,960
	COMMERCIAL SUPPORT SERVICES — 0.6%
45,576,000	Block Financial, LLC		5.2500	10/01/25	45,673,606

	CONTAINERS & PACKAGING — 0.5%
37,221,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	37,112,535

	E-COMMERCE DISCRETIONARY — 0.0%(d)
4,000,000	eBay, Inc.		1.9000	03/11/25	3,988,000

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	ELECTRIC UTILITIES — 1.1%
40,116,000	Duke Energy Corporation		0.9000	09/15/25	$ 39,233,032
11,094,000	Entergy Corporation		0.9000	09/15/25	10,839,365
23,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.2460	05/08/25	23,036,352
11,914,000	Southern Company		5.1500	10/06/25	11,955,942
					85,064,691
	FOOD — 0.8%
62,597,000	Conagra Brands, Inc.		4.6000	11/01/25	62,556,819
1,999,000	McCormick & Company, Inc.		3.2500	11/15/25	1,975,896
					64,532,715
	GAS & WATER UTILITIES — 0.4%
29,983,000	National Fuel Gas Company		5.2000	07/15/25	29,985,776

	HEALTH CARE FACILITIES & SERVICES — 2.8%
66,911,000	CVS Health Corporation		3.8750	07/20/25	66,647,907
95,193,000	HCA, Inc.		5.3750	02/01/25	95,193,000
10,910,000	HCA, Inc.		7.6900	06/15/25	11,023,411
10,810,000	Humana, Inc.		4.5000	04/01/25	10,804,605
38,403,000	Laboratory Corp of America Holdings		3.6000	02/01/25	38,403,000
4,000,000	Quest Diagnostics, Inc.		3.5000	03/30/25	3,991,610
					226,063,533
	HOME CONSTRUCTION — 0.6%
16,510,000	DR Horton, Inc.		2.6000	10/15/25	16,288,360
8,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	7,977,175
23,856,000	Lennar Corporation		4.7500	05/30/25	23,849,318
					48,114,853
	INSTITUTIONAL FINANCIAL SERVICES — 2.6%
24,847,000	Bank of New York Mellon Corporation(c)	SOFRRATE + 1.345%	4.4140	07/24/26	24,812,620
57,568,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	57,857,618
27,000,000	Jefferies Financial Group, Inc.		5.1500	09/15/25	27,012,352
62,103,000	Morgan Stanley(c)	SOFRRATE + 0.940%	2.6300	02/18/26	62,045,683

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.6% (Continued)
7,271,000	Morgan Stanley(c)	SOFRRATE + 1.990%	2.1880	04/28/26	$ 7,225,931
4,073,000	Morgan Stanley(c)	SOFRRATE + 1.669%	4.6790	07/17/26	4,071,009
8,000,000	Morgan Stanley(c)	SOFRRATE + 1.770%	6.1380	10/16/26	8,075,605
20,000,000	State Street Bank & Trust Company(a)	SOFRRATE + 0.460%	4.9210	11/25/26	20,033,213
					211,134,031
	INTERNET MEDIA & SERVICES — 0.3%
6,376,000	Expedia Group, Inc.(b)		6.2500	05/01/25	6,376,555
13,000,000	Netflix, Inc.(b)		3.6250	06/15/25	12,945,599
5,000,000	VeriSign, Inc.		5.2500	04/01/25	5,001,029
					24,323,183
	LEISURE FACILITIES & SERVICES — 0.1%
9,929,000	McDonald's Corporation		3.3750	05/26/25	9,891,625

	MACHINERY — 1.0%
42,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.690%	5.0070	10/16/26	42,247,523
40,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.380%	4.7030	01/07/27	40,030,697
					82,278,220
	MEDICAL EQUIPMENT & DEVICES — 0.5%
41,554,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	41,807,682

	OIL & GAS PRODUCERS — 5.1%
8,375,000	ConocoPhillips Company		2.4000	03/07/25	8,358,308
11,441,000	Enbridge Energy Partners, L.P.		5.8750	10/15/25	11,500,515
58,311,000	Energy Transfer, L.P.		2.9000	05/15/25	57,993,319
45,676,000	Kinder Morgan, Inc.		4.3000	06/01/25	45,619,715
38,819,000	Marathon Petroleum Corporation		4.7000	05/01/25	38,820,963
79,702,000	Occidental Petroleum Corporation		5.8750	09/01/25	79,927,238
10,000,000	Ovintiv, Inc.		5.6500	05/15/25	10,020,158
68,485,000	Plains All American Pipeline, L.P. / PAA Finance		4.6500	10/15/25	68,443,325
5,580,000	Range Resources Corporation		4.8750	05/15/25	5,581,497
11,341,000	TC PipeLines, L.P.		4.3750	03/13/25	11,333,471

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	OIL & GAS PRODUCERS — 5.1% (Continued)
71,005,000	Williams Companies, Inc.		4.0000	09/15/25	$ 70,714,349
					408,312,858
	REAL ESTATE INVESTMENT TRUSTS — 0.7%
53,714,000	Realty Income Corporation		4.6250	11/01/25	53,696,606

	RETAIL - DISCRETIONARY — 0.3%
8,000,000	AutoZone, Inc.		3.6250	04/15/25	7,983,325
14,626,000	Genuine Parts Company		1.7500	02/01/25	14,626,000
					22,609,325
	SEMICONDUCTORS — 0.5%
7,874,000	Intel Corporation		3.4000	03/25/25	7,858,941
33,043,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.		2.7000	05/01/25	32,877,484
					40,736,425
	SOFTWARE — 2.2%
57,020,000	Oracle Corporation		2.5000	04/01/25	56,833,575
100,000,000	Oracle Corporation		2.9500	05/15/25	99,549,967
17,654,000	VMware, Inc.		4.5000	05/15/25	17,639,614
					174,023,156
	SPECIALTY FINANCE — 0.1%
11,068,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	11,194,419

	TECHNOLOGY HARDWARE — 0.5%
32,000,000	HP, Inc.		2.2000	06/17/25	31,698,888
5,092,000	NetApp, Inc.		1.8750	06/22/25	5,032,010
					36,730,898
	TELECOMMUNICATIONS — 0.5%
41,386,000	T-Mobile USA, Inc.		3.5000	04/15/25	41,285,167

	TOBACCO & CANNABIS — 1.1%
28,400,000	Altria Group, Inc.		2.3500	05/06/25	28,233,960
57,893,000	Reynolds American, Inc.		4.4500	06/12/25	57,847,028
					86,080,988

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 42.3% (Continued)
	TOTAL CORPORATE BONDS (Cost $3,387,433,658)				$ 3,392,283,396

	U.S. GOVERNMENT & AGENCIES — 30.6%
	U.S. TREASURY BILLS — 30.6%
250,000,000	United States Treasury Bill(e)		2.1500	02/06/25	249,911,563
250,000,000	United States Treasury Bill(e)		3.3200	02/13/25	249,705,035
200,000,000	United States Treasury Bill(e)		3.6600	02/20/25	199,599,178
200,000,000	United States Treasury Bill(e)		3.8300	02/27/25	199,435,000
200,000,000	United States Treasury Bill(e)		3.9300	03/06/25	199,269,778
100,000,000	United States Treasury Bill(e)		4.0000	03/13/25	99,552,181
100,000,000	United States Treasury Bill(e)		4.0300	03/20/25	99,472,500
470,000,000	United States Treasury Floating Rate Note(a),(j)	USBMMY3M + 0.125%	4.3650	07/31/25	470,197,569
250,000,000	United States Treasury Note		3.5000	09/30/29	240,996,095
450,000,000	United States Treasury Note		4.1250	10/31/29	445,447,264
					2,453,586,163

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $2,460,730,356)				2,453,586,163
Units
	COLLATERAL FOR SECURITIES LOANED —13.2%
1,060,437,533	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.65%(f),(h)				1,060,437,533
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $1,060,437,533)
Shares
	SHORT-TERM INVESTMENTS — 7.0%
	MONEY MARKET FUND - 7.0%
559,927,882	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.26%(f) (Cost $559,927,882)				559,927,882

	TOTAL INVESTMENTS – 110.8% (Cost $8,814,078,560)				$ 8,890,283,852
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.8)%				(868,225,144)
	NET ASSETS - 100.0%				$ 8,022,058,708

NAVIGATOR TACTICAL FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025
OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)
750	CBOT 10 Year US Treasury Note	03/21/2025	$ 81,632,813	$ 446,888
17,250	CBOT 5 Year US Treasury Note	04/01/2025	1,835,238,281	(7,883,589)
656	CME E-Mini Standard & Poor's 500 Index Futures	03/24/2025	199,005,800	(358,388)
	TOTAL FUTURES CONTRACTS			$ (7,795,089)

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
SPDR	- Standard & Poor's Depositary Receipt

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR
USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the total market value of 144A securities is $163,956,246 or 2.0% of net assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(d)	Percentage rounds to less than 0.1%.
(e)	Zero coupon bond; rate disclosed is the effective yield as of January 31, 2025.
(f)	Rate disclosed is the seven-day effective yield as of January 31, 2025.
(g) (h) (i) (j)

All or a portion of the security is on loan. Total loaned securities had a value of $1,039,328,905 at January 31, 2025.

Security purchased with cash proceeds of securities lending collateral. Non-cash collateral amounted to $44,195,451.

Affiliated security.

All or a portion of this security is pledged as collateral for swap.

SWAPTIONS PURCHASED

Reference Entity	Put/Call	Counterparty	Exercise Rate	Number of Contracts	Expiration Date	Notional Value	Fair Value	Upfront Premiums Paid	Unrealized (Depreciation)

CDX North American High Yield Series 43	PUT	GS	108.00	10,000,000	2/19/2025	$ 1,000,000,000	$ 3,738,000	$ 3,900,000	$ (162,000)

TOTAL						$ 1,000,000,000	$ 3,738,000	$ 3,900,000	$ (162,000)

SWAPTIONS WRITTEN
Reference Entity	Put/Call	Counterparty	Exercise Rate	Number of Contracts	Expiration Date	Notional Value	Fair Value	Upfront Premiums Received	Unrealized (Depreciation)

CDX North American High Yield Series 43	PUT	GS	105.00	(10,000,000)	2/19/2025	$ (1,000,000,000)	$ (559,000)	$ (500,000)	$ (59,000)

TOTAL						$ (1,000,000,000)	$ (559,000)	$ (500,000)	$ (59,000)

GS - Goldman Sachs

NAVIGATOR TACTICAL FIXED INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2025	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 42	GS	6/20/2029	5.00%	$ 1,173,800,000	$ 104,625,750	$ 66,262,013	$ 38,363,737
CDX North American High Yield Series 42	MS	6/20/2029	5.00%	148,100,000	13,200,778	8,733,112	4,467,666
CDX North American High Yield Series 43	GS	12/20/2029	5.00%	2,165,500,000	188,182,431	165,859,764	22,322,667
CDX North American High Yield Series 43	MS	12/20/2029	5.00%	34,000,000	2,954,608	2,389,874	564,734
TOTAL					$ 308,963,567	$ 243,244,763	$ 65,718,804

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at January 31, 2025	Interest Rate Payable (1)	Termination Date	Counterparty	Unrealized Appreciation
Long Position:
4,500,000	iShares iBoxx $ High Yield Corporate Bond ETF	$ 354,780,000	USD-Federal Fund minus 150 bp	2/10/2026	GS	$ 3,290,649

					Total:	$ 3,290,649
GS - Goldman Sachs
(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 52.8%
	U.S. TREASURY BILLS — 52.8%
100,000,000	United States Treasury Bill(a)	3.8300	02/27/25	$ 99,717,500
100,000,000	United States Treasury Bill(a)	3.9300	03/06/25	99,634,889
100,000,000	United States Treasury Bill(a)	4.0000	03/13/25	99,552,181
100,000,000	United States Treasury Bill(a)	4.0300	03/20/25	99,472,500
100,000,000	United States Treasury Bill(a)	4.0700	03/27/25	99,389,722
100,000,000	United States Treasury Bill(a)	4.0900	04/03/25	99,309,755
100,000,000	United States Treasury Bill(a)	4.1100	04/17/25	99,152,389
				696,228,936

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $696,066,544)			696,228,936

Shares
	SHORT-TERM INVESTMENTS — 47.1%
	MONEY MARKET FUND - 47.1%
620,423,362	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.26%(b) (Cost $620,423,362)			620,423,362

	TOTAL INVESTMENTS - 99.9% (Cost $1,316,489,906)			$ 1,316,652,298
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%			1,103,552
	NET ASSETS - 100.0%			$ 1,317,755,850

(a)	Zero coupon bond; ; rate disclosed is the effective yield as of January 31, 2025.
(b)	Rate disclosed is the seven-day effective yield as of January 31, 2025.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 10.5%
	EQUITY - 10.5%
13,500	Vanguard S&P 500 ETF				$ 7,469,955

	TOTAL EXCHANGE-TRADED FUNDS (Cost $5,391,630)				7,469,955

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 72.8%
	AUTOMOTIVE — 4.0%
1,000,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	5.0790	08/14/25	1,001,662
800,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	799,569
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1850	03/20/26	1,000,757
					2,801,988
	BANKING — 11.3%
1,000,000	Bank of America Corporation(c)	TSFR3M + 0.902%	2.0150	02/13/26	999,200
1,000,000	Bank of America Corporation(c)	SOFRRATE + 1.150%	1.3190	06/19/26	987,115
1,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.9400	04/30/26	1,002,122
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	5.0700	08/28/26	1,003,271
1,000,000	JPMorgan Chase & Company(c)	TSFR3M + 1.585%	2.0050	03/13/26	996,963
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.320%	5.6660	04/26/26	1,003,119
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.7940	10/10/25	1,001,156
1,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	999,398
					7,992,344
	BIOTECH & PHARMA — 2.8%
1,000,000	Biogen, Inc.	4.0500		09/15/25	995,484
1,000,000	Royalty Pharma plc	1.2000		09/02/25	979,278
					1,974,762
	CHEMICALS — 2.8%
1,000,000	DuPont de Nemours, Inc.	4.4930		11/15/25	997,886
1,000,000	International Flavors & Fragrances, Inc.(b)	1.2300		10/01/25	975,799
					1,973,685

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 72.8% (Continued)
COMMERCIAL SUPPORT SERVICES — 1.4%
1,000,000	Block Financial, LLC	5.2500	10/01/25	$ 1,002,142

CONTAINERS & PACKAGING — 1.4%
1,000,000	Amcor Flexibles North America, Inc.	4.0000	05/17/25	997,086

E-COMMERCE DISCRETIONARY — 1.4%
1,000,000	eBay, Inc.	1.9000	03/11/25	997,000

ELECTRIC UTILITIES — 4.2%
1,000,000	Duke Energy Corporation	0.9000	09/15/25	977,990
1,000,000	Entergy Corporation	0.9000	09/15/25	977,047
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.2460	05/08/25	1,001,581
2,956,618
ENTERTAINMENT CONTENT — 1.4%
1,000,000	Take-Two Interactive Software, Inc.	3.5500	04/14/25	997,673

FOOD — 4.8%
1,435,000	Campbell Soup Company	3.9500	03/15/25	1,433,522
1,000,000	Conagra Brands, Inc.	4.6000	11/01/25	999,358
1,000,000	Mondelez International, Inc.	1.5000	05/04/25	992,222
3,425,102
HEALTH CARE FACILITIES & SERVICES — 2.8%
1,000,000	CVS Health Corporation	3.8750	07/20/25	996,068
1,000,000	HCA, Inc.	5.3750	02/01/25	1,000,000
1,996,068
HOME CONSTRUCTION — 2.8%
1,000,000	Fortune Brands Home & Security, Inc.	4.0000	06/15/25	997,147
1,000,000	Lennar Corporation	4.7500	05/30/25	999,720
1,996,867
INSTITUTIONAL FINANCIAL SERVICES — 5.4%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	1,005,031
1,000,000	Jefferies Financial Group, Inc.	5.1500	09/15/25	1,000,457

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 72.8% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.4% (Continued)
1,000,000	Morgan Stanley(c)	SOFRRATE + 1.669%	4.6790	07/17/26	$ 999,511
800,000	Nasdaq, Inc.		5.6500	06/28/25	803,060
					3,808,059
	INTERNET MEDIA & SERVICES — 2.8%
1,000,000	Expedia Group, Inc.(b)		6.2500	05/01/25	1,000,087
1,000,000	Netflix, Inc.(b)		3.6250	06/15/25	995,815
					1,995,902
	MEDICAL EQUIPMENT & DEVICES — 1.4%
1,000,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	1,006,105

	OIL & GAS PRODUCERS — 8.3%
1,000,000	ConocoPhillips Company		2.4000	03/07/25	998,007
1,000,000	Kinder Morgan, Inc.		4.3000	06/01/25	998,768
1,000,000	Marathon Petroleum Corporation		4.7000	05/01/25	1,000,051
886,000	Occidental Petroleum Corporation		5.8750	09/01/25	888,504
1,000,000	Plains All American Pipeline, L.P.		4.6500	10/15/25	999,391
1,000,000	Williams Companies, Inc.		4.0000	09/15/25	995,906
					5,880,627
	RETAIL - DISCRETIONARY — 2.8%
1,000,000	AutoZone, Inc.		3.6250	04/15/25	997,916
1,000,000	Genuine Parts Company		1.7500	02/01/25	1,000,000
					1,997,916
	SEMICONDUCTORS — 1.4%
1,000,000	Intel Corporation		3.4000	03/25/25	998,088

	SOFTWARE — 1.4%
1,000,000	VMware, Inc.		4.5000	05/15/25	999,185

	SPECIALTY FINANCE — 1.4%
1,000,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	1,011,422

	TECHNOLOGY HARDWARE — 1.4%
1,000,000	HP, Inc.	2.2000		06/17/25	990,590

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 72.8% (Continued)
TECHNOLOGY SERVICES — 1.9%
1,368,000	Leidos, Inc.	3.6250	05/15/25	$ 1,363,700

TOBACCO & CANNABIS — 3.5%
1,500,000	Altria Group, Inc.	2.3500	05/06/25	1,491,230
1,000,000	Reynolds American, Inc.	4.4500	06/12/25	999,206
2,490,436

TOTAL CORPORATE BONDS (Cost $51,602,268)	51,653,365

U.S. GOVERNMENT & AGENCIES — 1.4%
U.S. TREASURY NOTE — 1.4%
1,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.169%	4.4090	04/30/25	1,000,366

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,000,085)	1,000,366

Shares
SHORT-TERM INVESTMENTS — 9.5%
MONEY MARKET FUND - 9.5%
6,732,863	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.26%(d) (Cost $6,732,863)	6,732,863

TOTAL INVESTMENTS - 94.2% (Cost $64,726,846)	$ 66,856,549
OTHER ASSETS IN EXCESS OF LIABILITIES- 5.8%	4,080,828
NET ASSETS - 100.0%	$ 70,937,377

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)
209	CME E-Mini Standard & Poor's 500 Index Futures	03/24/2025	$ 63,402,763	$ (738,787)
TOTAL FUTURES CONTRACTS

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
PLC	- Public Limited Company

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR
USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025 the total market value of 144A securities is $3,972,458 or 5.6% of net assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0%
	AUTOMOTIVE — 6.2%
1,500,000	American Honda Finance Corporation(a)	SOFRRATE + 0.600%	5.0790	08/14/25	$ 1,502,493
800,000	Ford Motor Credit Company, LLC		2.3000	02/10/25	799,569
1,000,000	Ford Motor Credit Company, LLC(a)	SOFRRATE + 1.450%	5.9680	11/05/26	1,005,471
1,000,000	Volkswagen Group of America Finance, LLC(a),(b)	SOFRRATE + 0.830%	5.1850	03/20/26	1,000,757
					4,308,290
	BANKING — 15.8%
1,000,000	Bank of America Corporation(c)	TSFR3M + 0.902%	2.0150	02/13/26	999,200
1,000,000	Bank of New York Mellon(a)	SOFRRATE + 0.450%	4.8450	03/13/26	1,000,344
2,000,000	Citibank NA(a)	SOFRINDX + 0.590%	4.9400	04/30/26	2,004,245
1,000,000	Citigroup, Inc.(c)	SOFRRATE + 1.528%	3.2900	03/17/26	998,023
1,000,000	Cooperatieve Rabobank UA(a)	SOFRRATE + 0.620%	5.0700	08/28/26	1,003,271
1,000,000	JPMorgan Chase & Company(c)	TSFR3M + 1.585%	2.0050	03/13/26	996,963
1,000,000	JPMorgan Chase & Company(a)	SOFRRATE + 1.320%	5.6660	04/26/26	1,003,119
1,000,000	Toronto-Dominion Bank(a)	SOFRRATE + 0.480%	4.7940	10/10/25	1,001,156
2,000,000	Wells Fargo & Company(c)	TSFR3M + 1.012%	2.1640	02/11/26	1,998,796
					11,005,117
	BIOTECH & PHARMA — 4.3%
1,000,000	Amgen, Inc.		5.2500	03/02/25	1,000,675
1,000,000	Biogen, Inc.		4.0500	09/15/25	995,484
1,000,000	Royalty Pharma plc		1.2000	09/02/25	979,278
					2,975,437
	CABLE & SATELLITE — 1.4%
1,000,000	Charter Communications Operating, LLC		4.9080	07/23/25	999,348

	CHEMICALS — 4.4%
2,000,000	DuPont de Nemours, Inc.		4.4930	11/15/25	1,995,772
113,000	Eastman Chemical Company		3.8000	03/15/25	112,878
1,000,000	International Flavors & Fragrances, Inc.(b)		1.2300	10/01/25	975,799
					3,084,449

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	COMMERCIAL SUPPORT SERVICES — 1.5%
1,000,000	Block Financial, LLC		5.2500	10/01/25	$ 1,002,142

	CONTAINERS & PACKAGING — 1.4%
1,000,000	Amcor Flexibles North America, Inc.		4.0000	05/17/25	997,086

	E-COMMERCE DISCRETIONARY — 1.1%
759,000	eBay, Inc.		1.9000	03/11/25	756,723

	ELECTRIC UTILITIES — 4.2%
1,000,000	Duke Energy Corporation		0.9000	09/15/25	977,990
1,000,000	Entergy Corporation		0.9000	09/15/25	977,047
1,000,000	Georgia Power Company(a)	SOFRINDX + 0.750%	5.2460	05/08/25	1,001,581
					2,956,618
	ENTERTAINMENT CONTENT — 1.4%
1,000,000	Take-Two Interactive Software, Inc.		3.5500	04/14/25	997,673

	FOOD — 6.7%
1,436,000	Campbell Soup Company		3.9500	03/15/25	1,434,521
1,000,000	Conagra Brands, Inc.		4.6000	11/01/25	999,358
1,000,000	McCormick & Company, Inc.		3.2500	11/15/25	988,443
1,272,000	Mondelez International, Inc.		1.5000	05/04/25	1,262,106
					4,684,428
	HEALTH CARE FACILITIES & SERVICES — 2.9%
1,000,000	CVS Health Corporation		3.8750	07/20/25	996,068
1,000,000	HCA, Inc.		5.3750	02/01/25	1,000,000
					1,996,068
	HOME CONSTRUCTION — 4.9%
1,435,000	DR Horton, Inc.		2.6000	10/15/25	1,415,735
1,000,000	Fortune Brands Home & Security, Inc.		4.0000	06/15/25	997,147
1,000,000	Lennar Corporation		4.7500	05/30/25	999,720
					3,412,602
	INSTITUTIONAL FINANCIAL SERVICES — 5.5%
1,000,000	Goldman Sachs Group, Inc.(c)	SOFRRATE + 1.075%	5.7980	08/10/26	1,005,031

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 5.5% (Continued)
1,000,000	Jefferies Financial Group, Inc.		5.1500	09/15/25	$ 1,000,457
1,000,000	Morgan Stanley(c)	SOFRRATE + 0.940%	2.6300	02/18/26	999,077
800,000	Nasdaq, Inc.		5.6500	06/28/25	803,060
					3,807,625
	INTERNET MEDIA & SERVICES — 3.4%
1,352,000	Expedia Group, Inc.(b)		6.2500	05/01/25	1,352,118
1,000,000	Netflix, Inc.(b)		3.6250	06/15/25	995,815
					2,347,933
	MEDICAL EQUIPMENT & DEVICES — 1.4%
1,000,000	GE HealthCare Technologies, Inc.		5.6000	11/15/25	1,006,105

	OIL & GAS PRODUCERS — 11.7%
1,000,000	ConocoPhillips Company		2.4000	03/07/25	998,007
1,000,000	Enbridge Energy Partners, L.P.		5.8750	10/15/25	1,005,202
1,000,000	Energy Transfer, L.P.		2.9000	05/15/25	994,552
1,000,000	Kinder Morgan, Inc.		4.3000	06/01/25	998,768
1,000,000	Marathon Petroleum Corporation		4.7000	05/01/25	1,000,051
884,000	Occidental Petroleum Corporation		5.8750	09/01/25	886,498
1,000,000	Plains All American Pipeline, L.P.		4.6500	10/15/25	999,391
1,250,000	Range Resources Corporation		4.8750	05/15/25	1,250,335
					8,132,804
	RETAIL - DISCRETIONARY — 2.9%
1,000,000	AutoZone, Inc.		3.6250	04/15/25	997,916
1,000,000	Genuine Parts Company		1.7500	02/01/25	1,000,000
					1,997,916
	SEMICONDUCTORS — 1.4%
1,000,000	Intel Corporation		3.4000	03/25/25	998,088

	SOFTWARE — 2.9%
1,000,000	Oracle Corporation		2.5000	04/01/25	996,731
1,000,000	VMware, Inc.		4.5000	05/15/25	999,185
					1,995,916

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.0% (Continued)
	SPECIALTY FINANCE — 1.5%
1,000,000	American Express Company(c)	SOFRRATE + 1.330%	6.3380	10/30/26	$ 1,011,422

	TECHNOLOGY HARDWARE — 1.4%
1,000,000	HP, Inc.		2.2000	06/17/25	990,590

	TECHNOLOGY SERVICES — 2.0%
1,368,000	Leidos, Inc.		3.6250	05/15/25	1,363,700

	TELECOMMUNICATIONS — 2.1%
1,470,000	T-Mobile USA, Inc.		3.5000	04/15/25	1,466,418

	TOBACCO & CANNABIS — 3.6%
1,500,000	Altria Group, Inc.		2.3500	05/06/25	1,491,230
1,000,000	Reynolds American, Inc.		4.4500	06/12/25	999,206
					2,490,436

	TOTAL CORPORATE BONDS (Cost $66,709,734)				66,784,934

Shares
	SHORT-TERM INVESTMENTS — 3.0%
	MONEY MARKET FUND - 3.0%
2,094,405	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.26%(d) (Cost $2,094,405)				2,094,405

	TOTAL INVESTMENTS - 99.0% (Cost $68,804,139)				$ 68,879,339
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%				691,978
	NET ASSETS - 100.0%				$ 69,571,317

LLC	- Limited Liability Company
LP	- Limited Partnership
PLC	- Public Limited Company

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2025

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
TSFR3M	3-Month CME Term SOFR

(a)	Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, the total market value of 144A securities is $4,324,489 or 6.2% of net assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2025.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2025.